Consolidated Balance Sheets (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash and cash equivalents	¥ 1,195,142	¥ 2,410,304
Current portion of investment	100,820
Trade receivables:
Trade accounts receivable	1,154,773	984,562
Receivables from related party	3,991	2,833
Prepaid expenses	104,284	85,691
Deferred tax assets	73,217	110,105
Other current assets	137,983	49,525
Total Current Assets	2,770,210	3,643,020
Property and equipment-net	789,324	376,763
Capitalized computer software costs-net	832,941	481,747
Other intangible assets-net	5,064	3,900
Investments in securities	266,865	273,615
Rental deposits	99,082	89,039
Deferred IPO costs	273,488	83,639
Deferred tax assets		485
Other assets, net of allowance for doubtful accounts of ¥4,983 thousand and nil as of March 31, 2012 and 2013, respectively	40,303	27,468
TOTAL ASSETS	5,077,277	4,979,676
Trade payables:
Trade accounts payable	504,637	436,852
Payables to related party	861	5,284
Short-term debt		62,500
Current portion of long-term debt	188,241	138,520
Accrued income taxes	138,806	840,911
Accrued consumption taxes	13,474	76,571
Retirement and severance benefits-current	4,082	1,441
Accrued expenses	174,141	116,442
Other current liabilities	46,209	85,054
Total Current Liabilities	1,070,451	1,763,575
Noncurrent Liabilities:
Long-term debt	447,284	400,020
Retirement and severance benefits-noncurrent	6,264	10,415
Deferred tax liabilities	149,237	32,159
Other liabilities	27,069	33,953
Total Noncurrent Liabilities	629,854	476,547
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 7,200,000 shares; Issued and outstanding, 2,912,022 shares and 3,193,136 shares at March 31, 2012 and 2013, respectively	911,774	858,424
Additional paid-in capital	547,872	440,946
Retained earnings	1,779,102	1,328,679
Accumulated other comprehensive income	121,742	99,513
Treasury stock, at cost-56 shares at March 31, 2012 and 2013	(26)	(26)
Total UBIC, Inc. shareholders' equity	3,360,464	2,727,536
NONCONTROLLING INTERESTS	16,508	12,018
Total Equity	3,376,972	2,739,554
TOTAL LIABILITIES AND EQUITY	¥ 5,077,277	¥ 4,979,676